Nature and Continuance of Operations	12 Months Ended
Jun. 30, 2022
Nature and Continuance Of Operations
Nature and Continuance Of Operations
1.	Nature and Continuance of Operations

Standard Lithium Ltd. (the “Company”) was incorporated under the laws of the Province of British Columbia on August 14, 1998 under the name Tango Capital Corp. On April 7, 1999, the Company changed its name to Patriot Capital Corp. and to Patriot Petroleum Corp. effective March 5, 2002. On December 1, 2016, the Company continued under the Canadian Business Corporations Act and changed its name to Standard Lithium Ltd. The Company’s principal operations are comprised of exploration for and development of lithium brine properties in the United States of America (“USA”). The address of the Company’s corporate office and principal place of business is Suite 110, 375 Water Street, Vancouver, British Columbia, Canada, V6B 5C6. The Company’s shares are listed on the TSX Venture Exchange and NYSE American Stock Exchange under the symbol “SLI” and the Frankfurt Exchange in “S5L”.

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) on a going concern basis.

During March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak and any related adverse developments, has adversely affected workforces, economies and financial markets globally, leading to an economic downturn. The impact of COVID-19 on the Company’s operations has not been significant, but management continues to monitor the situation.

On January 27, 2022, a putative securities class action lawsuit was filed against the Company and its officers, Robert Mintak, and Kara Norman in the United States District Court for the Eastern District of New York, captioned Gloster v. Standard Lithium Ltd., et al., 22-cv-0507 (E.D.N.Y.) (the "Action"). The complaint seeks to certify a class of investors who purchased or otherwise acquired the Company's publicly traded securities between May 19, 2020 and November 17, 2021, and asserts violations of Section 10(b) of the Securities Exchange Act of 1934 ("Exchange Act") against all defendants and Section 20(a) of the Exchange Act against the individually-named defendants. The complaint alleges, among other things, that during the proposed class period, defendants misrepresented and/or failed to disclose certain material facts regarding the Company's LiSTR Direct Lithium Extraction ("LiSTR") technology and "final product lithium recovery percentage" at its Direct Lithium Extraction Demonstration Plant in southern Arkansas. Plaintiff seeks various forms of relief, including monetary damages in an unspecified amount. The Company intends to vigorously defend against the Action. Management believes that the probable ultimate resolution of the Action will not have a material adverse effect on the financial condition of the Company.